SCHEDULE OF EQUIPMENT ESTIMATED USEFUL LIVES (Details)	12 Months Ended
Dec. 31, 2022
Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years